16. EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2021
Notes
16. EVENTS AFTER THE REPORTING PERIOD

16. EVENTS AFTER THE REPORTING PERIOD

(a)On February 25, 2022, the Company signed a Share Purchase Agreement with Akkerman Exploration B.V. (“AEbv”) to acquire up to a 100% ownership interest in Akkerman Finland OY (“AFOy”), an entity holding certain mineral rights (the “Property”) in Finland.

The acquisition terms are as follow:

•The Company can earn an initial 49% interest in AFOy in Stage One by issuing 1,470,000 common shares (issued in March 2022), paying €150,000 into AFOy for the purpose of paying existing shareholder loans (paid in March 2022), and depositing €200,000 into a dedicated account (paid in March 2022), to be spent on exploration expenditures during the period between the completion of Stage One and the completion of Stage Two.

•As a Stage Two earn-in, the Company has the option, for a period of 12 months from the date of completion of Stage One, to acquire the remaining 51% interest in AFOy, bringing their total interest to 100%. The Company can exercise the Stage Two option by issuing a further 1,530,000 common shares, paying an additional €15,000 for the purposes of paying existing shareholder loans and accrued interest, and depositing an additional €200,000 into a dedicated account for further exploration expenditures.

During the period between Stage One and Stage Two, the Company will be the operator for all mining work conducted on the Property. During this same period, the Company and AEbv will form a technical committee comprised of one representative from each party, with AEbv’s representative having the casting vote.

In connection with this transaction, during December 2021, the Company paid a €10,000 ($14,155) non-refundable advance upon signing the initial letter agreement. This amount has been recorded as a deposit on the statement of financial position as at December 31, 2021.

As of the current date, the Company has completed Stage One and acquired 49% of the issued and outstanding shares of AFOy.

(b)On February 28, 2022, the Company issued 3,800,000 shares at a price of $0.075 per share to settle outstanding debt for $285,000.

(c)On February 28, 2022, the Company completed a non-brokered private placement of 16,666,667 units at $0.075 for gross proceeds of $1,250,000. Each unit consists of one common share and one common share purchase warrant. Each warrant allows the holder to purchase one additional common share for a period of three years at a price of $0.125. The Company paid finder’s fee of $30,938 and issued 412,500 finder’s warrants. Each finder’s warrant is exercisable into one common share at $0.075 until August 28, 2023. All securities are subject to a four-month hold expiring on June 29, 2022.

(d)On March 14, 2022, the Company granted a total of 1,575,000 options at an exercise price of $0.08 for a period of five years to its directors, officers, consultants and contractors.